Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Pending Adoption of Recent Accounting Pronouncements

Pending Adoption of Recent Accounting Pronouncements

On February 2016, the Financial Accounting Standards Board, or FASB, issued its new leases standard, ASU No. 2016-02, Leases (Topic 842), or ASU 2016-02. ASU 2016-02 is aimed at putting most leases on lessees’ balance sheets, but it would also change aspects of lessor accounting. ASU 2016-02 is effective for public business entities for annual periods beginning after December 15, 2018 and interim periods within that year. This standard is expected to have a significant impact on our current accounting for our lease arrangements, particularly our current operating lease arrangements, as well as our disclosures. We are currently evaluating the impact of adoption on our financial position and results from operations.

In May 2014, the FASB, issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606): Revenue from Contracts with Customers, which guidance in this update will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance when it becomes effective. ASU No. 2014-09 affects any entity that enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards. The core principal of ASU No. 2014-09 is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under current guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU No. 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, which will be our fiscal year 2018 (or December 31, 2018), and entities can transition to the standard either retrospectively or as a cumulative-effect adjustment as of the date of adoption. Early adoption is permitted. We are currently in the process of evaluating the impact of adoption of ASU No. 2014-09 and cannot reasonably estimate how the adoption of the standard will impact our consolidated financial statements and related disclosures.

Pending Adoption of Recent Accounting Pronouncements

On February 2016, the Financial Accounting Standards Board (“FASB”) issued its new leases standard, ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 is aimed at putting most leases on lessees’ balance sheets, but it would also change aspects of lessor accounting. ASU 2016-02 is effective for public business entities for annual periods beginning after December 15, 2018 and interim periods within that year. This standard is expected to have a significant impact on our current accounting for our lease arrangements, particularly our current operating lease arrangements, as well as, disclosures. We are currently evaluating the impact of adoption on our financial position and results from operations.

In May 2014, the FASB, issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606): Revenue from Contracts with Customers, which guidance in this update will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance when it becomes effective. ASU No. 2014-09 affects any entity that enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards. The core principal of ASU No. 2014-09 is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under current guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU No. 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, which will be our fiscal year 2018 (or December 31, 2018), and entities can transition to the standard either retrospectively or as a cumulative-effect adjustment as of the date of adoption. Early adoption is permitted. We are currently in the process of evaluating the impact of adoption of ASU No. 2014-09 and cannot reasonably estimate how the adoption of the standard will impact our consolidated financial statements and related disclosures.

Recently Adopted Accounting Policies

Recently Adopted Accounting Policies

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting. ASU 2016-09 simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Some of the areas for simplification apply only to nonpublic entities. For public business entities, the amendments in this Update are effective for annual periods beginning after 15 December 2016, and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after 15 December 2017, and interim periods within annual periods beginning after 15 December 2018. The adoption of this standard did not have a significant impact on our financial position or results of operations.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. The standard requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. Entities are currently required to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. The amendments, which require non-current presentation only (by jurisdiction), are effective for financial statements issued for annual periods beginning after December 15, 2016 with earlier application permitted as of the beginning of an interim or annual reporting period. The guidance is to be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The adoption of this standard did not have a significant impact on our financial position or results of operations.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810)—Amendments to the Consolidation Analysis. ASU 2015-02 eliminates the deferral of FAS 167 and makes changes to both the variable interest model and the voting model. For public business entities, the guidance is effective for annual and interim periods beginning after 15 December 2015. For nonpublic business entities, it is effective for annual periods beginning after 15 December 2016, and interim periods beginning after 15 December 2017. The adoption of this standard did not have a significant impact on our financial position or results of operations.

Recently Adopted Accounting Policies

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting. ASU 2016-09 simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Some of the areas for simplification apply only to nonpublic entities. For public business entities, the amendments in this Update are effective for annual periods beginning after 15 December 2016, and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after 15 December 2017, and interim periods within annual periods beginning after 15 December 2018. The adoption of this standard did not have a significant impact on our financial position or results of operations.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. The standard requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. Entities are currently required to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. The amendments, which require non-current presentation only (by jurisdiction), are effective for financial statements issued for annual periods beginning after December 15, 2016 with earlier application permitted as of the beginning of an interim or annual reporting period. The guidance is to be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The adoption of this standard did not have a significant impact on our financial position or results of operations.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810)—Amendments to the Consolidation Analysis. ASU 2015-02 eliminates the deferral of FAS 167 and makes changes to both the variable interest model and the voting model. For public business entities, the guidance is effective for annual and interim periods beginning after 15 December 2015. For nonpublic business entities, it is effective for annual periods beginning after 15 December 2016, and interim periods beginning after 15 December 2017. The adoption of this standard did not have a significant impact on our financial position or results of operations.

In January 2015, the FASB issued ASU 2015-01, Income Statement—Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items. ASU 2015-01 eliminates the concept of reporting extraordinary items, but retains current presentation and disclosure requirements for an event or transaction that is of an unusual nature or of a type that indicates infrequency of occurrence. Transactions that meet both criteria would now also follow such presentation and disclosure requirements. For all entities, the guidance is effective for annual periods, and interim periods within those annual periods, beginning after 15 December 2015. The adoption of this standard did not have a significant impact on our financial position or results of operations.

In August 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 2015-40) (“ASU 2014-15”). ASU 2014-15 provides guidance to U.S. GAAP about management’s responsibility to evaluate whether there is a substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. This new rule requires management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles currently in the U.S. auditing standards. Specifically, ASU 2014-15 (1) defines the term substantial doubt, (2) requires an evaluation of every reporting period including interim periods, (3) provides principles for considering the mitigating effect of management’s plans, (5) requires an express statement and other disclosures when substantial doubt is not alleviated, and (6) requires an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). This guidance is effective for annual periods ending after December 15, 2016. The adoption of this standard did not have a significant impact on our financial statement disclosures.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes thereto. Actual results could differ from these estimates. Estimates and assumptions principally relate to estimates of the fair value of our warrant liability, the initial fair value and forfeiture rates of stock options issued to employees and consultants, the estimated compensation cost on performance restricted stock unit awards and clinical trial and manufacturing accruals, estimated useful lives of property, plant and equipment and estimates and assumptions in contingent liabilities.

Cash Equivalents

Cash Equivalents

We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents, which we consider as available for sale and carry at fair value, with unrealized gains and losses, if any, reported as accumulated other comprehensive income or loss, which is a separate component of stockholders’ equity.

Short-Term Investments

Short-Term Investments

Short-term investments consist of financial instruments purchased with an original maturity of greater than three months and less than one year. We consider our short-term investments as available-for-sale and carry them at fair value, with unrealized gains and losses except other than temporary losses, if any, reported as accumulated other comprehensive income or loss, which is a separate component of stockholders’ equity. Realized gains and losses on the sale of these securities are recognized in net income or loss. The cost of investments sold is based on the specific identification method.

Fair Value of Financial Instruments

Fair value of financial instruments

The fair value of our cash equivalents and marketable securities is based on quoted market prices and trade data for comparable securities. We determine the fair value of our warrant liability based on the Black-Scholes pricing model and using considerable judgment, including estimating stock price volatility and expected warrant life. Other financial instruments including amounts receivable, accounts payable, accrued liabilities other, accrued clinical liabilities, accrued compensation and lease termination liability are carried at cost, which we believe approximates fair value because of the short-term maturities of these instruments.

Intellectual Property

Intellectual Property

The costs of acquiring intellectual property rights to be used in the research and development process, including licensing fees and milestone payments, are charged to research and development expense as incurred in situations where we have not identified an alternative future use for the acquired rights, and are capitalized in situations where we have identified an alternative future use. No costs associated with acquiring intellectual property rights have been capitalized to date. Costs of maintaining intellectual property rights are expensed as incurred.

Revenue Recognition

Revenue Recognition

Revenue recognized to date is attributable to the upfront payment we received in the fourth quarter of 2009 pursuant to the collaboration agreement with Teva, as well as cash reimbursements from Teva for costs incurred by us under the clinical development plan. In April 2015, we and Teva entered into an agreement, or the Termination Agreement, pursuant to which the Collaboration Agreement was terminated and we regained rights to custirsen.

Pursuant to the Termination Agreement, Teva paid to us, as advanced reimbursement for certain continuing research and development activities related to custirsen, an amount equal to $27.0 million less approximately $3.8 million, which reduction represented a hold-back amount of $3.0 million and $0.8 million for certain third-party expenses incurred by Teva between January 1, 2015 and April 24, 2015, or Closing Date. Teva was permitted to deduct from the $3.0 million hold-back certain costs incurred after January 1, 2015 that arose after the Closing Date. Teva is responsible for expenses related to custirsen incurred pursuant to the Collaboration Agreement through December 31, 2014. We are responsible for certain custirsen-related expenses from and after January 1, 2015. Pursuant to the Termination Agreement, we received a nominal amount from the remaining hold-back after deductions by Teva for certain costs incurred after the Closing Date. We do not expect to receive any addition al amounts from Teva.

As a result of the termination of the Collaboration Agreement with Teva, we do not expect to earn any additional collaboration revenue beyond the amounts provided as advanced reimbursement for custirsen -related development expenses as set forth in the Termination Agreement. The advanced reimbursement payment made by Teva, as part of the Termination Agreement, was deferred and was recognized as collaboration revenue on a dollar for dollar basis as costs were incurred as part the of continuing research and development activities related to custirsen and certain other antisense inhibitors of clusterin. We have fully utilized the $23.2 million in advance reimbursement for custirsen-related development costs between January 1, 2015 and June 30, 2016.

Prior to the termination of the collaboration agreement, we and Teva shared certain custirsen-related development costs. We had spent the required $30 million in direct and indirect development costs, such as full-time equivalent (FTE) reimbursement for time incurred by our personnel for the benefit of the custirsen development plan. Teva funded all other expenses under the collaboration agreement including the three phase 3 clinical trials under the clinical development plan. On a quarterly basis Teva reimbursed all development expenses incurred in accordance with our clinical development plan. Our policy was to account for these reimbursements as Collaboration Revenue. For a summary description of the collaboration agreement with Teva see also Note 4.

The terminated collaboration agreement contained multiple elements and deliverables, and required evaluation pursuant to ASC 605-25, Multiple-Element Arrangements, or ASC 605-25. We evaluated the facts and circumstances of the collaboration agreement to determine whether we had obligations constituting deliverables under ASC 605-25. We concluded that we had multiple deliverables under the collaboration agreement, including deliverables relating to the grant of a technology license, and performance of manufacturing, regulatory and clinical development services in the U.S. and Canada, and estimated that the period in which it would perform those deliverables began in the fourth quarter of 2009 and was completed in the fourth quarter of 2012. Because we have been able to establish vendor specific objective evidence, or VSOE, of the fair value of the maintenance, regulatory, and clinical services, we concluded that these deliverables should be accounted as separate units of accounting under ASC 605-25. In establishing VSOE for the manufacturing, regulatory, and clinical development services, management relied on rates charged by other service providers providing similar development services.

Because we were not able to reliably estimate the fair value of the technology license, we used the residual value approach to determine the amount of revenue to recognize. Based on this approach, we recognized $22 million in 2009 relating to this element.

Property and Equipment

Property and Equipment

Property and equipment assets are recorded at cost less accumulated depreciation. Depreciation expense on assets acquired under capital lease is recorded within depreciation expense. Depreciation is recorded on a straight-line basis over the following periods:

Computer equipment	3 years
Furniture and fixtures	5 years
Machinery and equipment	5—10 years
Leasehold improvements and equipment under capital lease	Over the term of the lease

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the asset’s carrying amount may not be recoverable. We conduct our long-lived asset impairment analyses in accordance with ASC 360-10-15, “Impairment or Disposal of Long-Lived Assets.” ASC 360-10-15 requires us to group assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluate the asset group against the sum of the undiscounted future cash flows. If the undiscounted cash flows do not indicate the carrying amount of the asset is recoverable, an impairment charge is measured as the amount by which the carrying amount of the asset group exceeds its fair value based on discounted cash flow analysis or appraisals.

Income Taxes

Income Taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the differences between the carrying values of assets and liabilities and their respective income tax bases and for operating losses and tax credit carry forwards. A valuation allowance is provided for the portion of deferred tax assets that is more likely than not to be unrealized. Deferred tax assets and liabilities are measured using the enacted tax rates and laws.

Scientific Research and Development Tax Credits

Scientific Research and Development Tax Credits

The benefits of tax credits for scientific research and development expenditures are recognized in the year the qualifying expenditure is made provided there is reasonable assurance of recoverability. The tax credits recorded are based on our estimates of amounts expected to be recovered and are subject to audit by taxation authorities. The non-refundable tax credit reduces the tax provision; however, no reduction to the tax provision has been recorded to date as we record a full valuation allowance. All qualifying expenditures are eligible for non-refundable tax credits only.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred, net of related refundable investment tax credits, with the exception of non-refundable advanced payments for goods or services to be used in future research and development, which are capitalized in accordance with ASC 730, “Research and Development” and included within Prepaid Expenses or Other Assets depending on when the assets will be utilized.

Clinical trial expenses are a component of research and development costs. These expenses include fees paid to contract research organizations and investigators and other service providers, which conduct certain product development activities on our behalf. We use an accrual basis of accounting, based upon estimates of the amount of service completed. In the event payments differ from the amount of service completed, prepaid expense or accrued liabilities amounts are adjusted on the balance sheet. These expenses are based on estimates of the work performed under service agreements, milestones achieved, patient enrollment and experience with similar contracts. We monitor each of these factors to the extent possible and adjusts estimates accordingly.

Stock-Based Compensation

Stock-Based Compensation

Effective January 1, 2006, we adopted the fair value recognition provisions of the ASC 718, “Stock Compensation”, using the modified prospective method with respect to options granted to employees and directors. Under this transition method, compensation cost is recognized in the financial statements beginning with the effective date for all share-based payments granted after January 1, 2006 and for all awards granted prior to but not yet vested as of January 1, 2006. The expense is amortized on a straight-line basis over the graded vesting period.

Restricted Stock Unit Awards

Restricted Stock Unit Awards

We grant restricted stock unit awards that generally vest and are expensed over a four-year period. We also granted restricted stock unit awards that vest in conjunction with certain performance conditions to certain executive officers and key employees. At each reporting date, we evaluate whether achievement of the performance conditions is probable. Compensation expense is recorded over the appropriate service period based upon our assessment of accomplishing each performance provision or the occurrence of other events that may have caused the awards to accelerate and vest.

Segment Information

Segment Information

We follow the requirements of ASC 280, “Segment Reporting.” We have one operating segment, dedicated to the development and commercialization of new cancer therapies, with operations located in Canada and the United States.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) consists of unrealized gains and losses on our available-for-sale marketable securities. We report the components of comprehensive loss in the statement of stockholders’ equity.

Loss per Common Share

Loss per Common Share

Basic loss per common share is computed using the weighted average number of common shares outstanding during the period. Diluted loss per common share is computed in accordance with the treasury stock method. The effect of potentially issuable common shares from outstanding stock options, restricted stock unit awards and warrants are anti-dilutive for all periods presented.

Warrants

Warrants

We account for warrants pursuant to the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock, on the understanding that in compliance with applicable securities laws, the warrants require the issuance of registered securities upon exercise and therefore do not sufficiently preclude an implied right to net cash settlement. We classify warrants on the consolidated balance sheet as a liability which is revalued at each balance sheet date subsequent to the initial issuance. We also have warrants classified as equity and these are not reassessed for their fair value at the end of each reporting period. Warrants classified as equity are initially measured at their fair value and recognized as part of stockholders’ equity. Determining the appropriate fair-value model and calculating the fair value of registered warrants requires considerable judgment, including estimating stock price volatility and expected warrant life. The computation of expected volatility was based on the historical volatility of shares of our common stock for a period that coincides with the expected life of the warrants. A small change in the estimates used may have a relatively large change in the estimated valuation. We use the Black-Scholes pricing model to value the warrants. Changes in the fair value of the warrants classified as liabilities are reflected in the consolidated statement of loss as gain (loss) on revaluation of warrants.

Foreign Currency Translation

Foreign Currency Translation

Our functional and reporting currency is the U.S. dollar. Revenues and expenses denominated in other than U.S. dollars are translated at average monthly rates.

The functional currency of our foreign subsidiary is the U.S. dollar. For this foreign operation, assets and liabilities denominated in other than U.S. dollars are translated at the period-end rates for monetary assets and liabilities and historical rates for non-monetary assets and liabilities. Revenues and expenses denominated in other than U.S. dollars are translated at average monthly rates. Gains and losses from this translation are recognized in the consolidated statement of loss.